Income Taxes Rate Reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Provision for Income Taxes at Statutory Rate	$ 708.4	$ 677.7	$ 730.5
Foreign rate differential	(321.7)	(274.5)	(278.4)
Income tax credits	(318.2)	(316.4)	(239.9)
Manufacturing deduction	(37.9)	(37.9)	(45.9)
Singapore tax holiday	(22.7)	(20.8)	(34.0)
Impact of change in tax laws and apportionment on deferred taxes	1.5	(37.5)	(21.0)
Nondeductible expenses	12.3	9.4	23.4
Provision (reversal) of tax reserves, net	11.9	18.0	28.0
Basis difference on disposal of businesses	21.8		18.7
Tax return reassessments and settlements	(41.0)	(53.5)	(3.6)
State income taxes, net of federal tax	(15.9)	(7.4)	9.3
Other, net	0.1	(1.0)	4.6
(Benefit from) Provision for income taxes	(1.4)	(43.9)	191.7
US foreign tax credits generated by repatriation of foreign earnings	91.0	111.0	172.0
US Income taxes on repatriated foreign earnings	37.0	46.0	$ 55.0
Credits Generated Due To Tax Planning Initiatives, Sweden [Member]
Effective Income Tax Rate Reconciliation, Amount [Abstract]
US foreign tax credits generated by repatriation of foreign earnings	$ 100.0	$ 80.0
Singapore
Income Tax Holiday [Line Items]
Income Tax Holiday, Termination Date	12/31/2021
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent	1.10%	1.10%	1.60%
Income Tax Holiday, Income Tax Benefits Per Share	$ 0.06	$ 0.05	$ 0.08